Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2023
Provision for liabilities and charges
Schedule for provisions for liabilities and charges

				Financial
	Customer	Litigation and		commitments
	redress	other regulatory	Property	and guarantees	Other (1)	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2023	431	240	154	87	226	1,138
Expected credit losses impairment release	—	—	—	(2)	—	(2)
Currency translation and other movements	(8)	(8)	(1)	—	(7)	(24)
Charge to income statement	145	5	27	—	60	237
Release to income statement	(5)	(33)	(26)	—	(13)	(77)
Provisions utilised	(104)	(63)	(9)	—	(70)	(246)
At 30 June 2023	459	141	145	85	196	1,026

(1)	Other materially comprises provisions relating to restructuring costs.